COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Obligations for Operating Leases
Amount
US$
For the year ending
2015	5,902
2016	4,273
2017	2,453
2018	840
2019	547
2020 and thereafter	-
Total minimum payment required	14,015